OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Work in progress	$ 170	$ 200
Prepayments and other assets	757	956
Assets held for sale (2)	2,042	115
Total current	2,969	1,271
Non-current
Prepayments and other assets	343	385
Total non-current	$ 343	$ 385